Share-Based Compensation - Assumptions to estimate the fair value of the options (Details) - USD ($)		12 Months Ended			36 Months Ended
	Nov. 06, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021
Share-Based Compensation
Incremental compensation cost	$ 285,661	$ 87,904	$ 12,914		$ 184,843
Stock options
Share-Based Compensation
Average risk-free rate of interest, minimum (as a percent)		1.67%		2.27%
Average risk-free rate of interest, maximum (as a percent)				2.45%
Expected volatility, minimum (as a percent)		42.50%		40.47%
Expected volatility, maximum (as a percent)		43.22%		41.32%
Dividend yield (as a percent)		0.00%		0.00%
Contractual term		10 years		10 years
Fair value of the underlying shares on the date of option grants, minimum (in dollars per share)		$ 0.09		$ 0.10
Fair value of the underlying shares on the date of option grants, maximum (in dollars per share)		$ 0.10		$ 0.16